Income Taxes (Tables) 10-Q	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Unit : in thousand	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Provision (benefit) for income taxes	$—	$—	$—	$—
Effective income tax rate	—%	—%	—%	—%